  SEI INSTITUTIONAL INTERNATIONAL TRUST (FORMERLY, "SEI INTERNATIONAL TRUST")
                         INTERNATIONAL EQUITY PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                         SUPPLEMENT DATED MAY 14, 1998,
                 TO THE CLASS A PROSPECTUS DATED JUNE 30, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

At a meeting held on March 23, 1998, the Board of Trustees of SEI International Trust (the "Trust") met and approved the change of the Trust's name to SEI Institutional International Trust, effective in April 1998. The prospectus is hereby amended to reflect this change.

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, appointed Scottish Widows Investment Management Limited ("Scottish Widows") and SG Yamaichi Asset Management Co., Ltd. (formerly, Yamaichi International Capital Management Co., Ltd.) ("SG Yamaichi") as Sub-Advisers to the Trust's International Equity Portfolio (the "Portfolio"). Scottish Widows and SG Yamaichi were approved as Sub-Advisers at the Quarterly Meeting of the Board of Trustees held on March 23, 1998, and their respective appointments do not require Shareholder approval. At the same Meeting, the Trustees determined to terminate Lazard London International Investment Management Limited, Farrell Wako Global Investment Management, Inc., and Seligman Henderson Co. as Sub-Advisers to the Portfolio, effective on March 24, 1998. This procedure for adding and replacing Sub-Advisers was approved by the Trust's sole initial Shareholder on June 14, 1996, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Scottish Widows and SG Yamaichi, the Trustees received written and oral information from SEI Investments Management Corporation ("SIMC"), Scottish Widows and SG Yamaichi. SIMC recommended the selection of Scottish Widows and SG Yamaichi and reviewed the consideration and the search process that led to its recommendations. The Trustees also met with representatives of Scottish Widows and SG Yamaichi and considered information about portfolio managers, investment philosophies, strategies and process, as well as their performance track records, among other factors. In appointing Scottish Widows and SG Yamaichi, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Portfolio by Scottish Widows and SG Yamaichi; (2) the distinct investment objective and policies of the Portfolio; (3) the history, reputation, qualification and background of Scottish Widows' and SG Yamaichi's personnel and their respective financial conditions; (4) their respective performance track records; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Scottish Widows and SG Yamaichi, including any benefits to be received by Scottish Widows and SG Yamaichi or their affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreements (the "Sub-Advisory Agreements") between SIMC (the "Adviser") and each of Scottish Widows and SG Yamaichi relating to the Portfolio, each of Scottish Widows and SG Yamaichi makes investment decisions for the assets of the Portfolio allocated to it by SIMC, continuously reviews, supervises and administers the Portfolio's investment program with respect to these assets. Scottish Widows and SG Yamaichi are independent of SIMC and discharge their responsibility subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Portfolio's investment objective, policies and limitations. The Sub-Advisory Agreements are substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreements are identical, to the other Agreements. The Sub-Advisory Agreements will remain in effect until March 2000 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Scottish Widows and SG Yamaichi as Sub-Advisers to the Portfolio, "The Sub-Advisers" Section on page 17 of the Prospectus is amended by inserting the following disclosure:

SCOTTISH WIDOWS INVESTMENT MANAGEMENT LIMITED

Scottish Widows Investment Management Limited ("Scottish Widows") acts as a Sub-Adviser for a portion of the assets of the International Equity Portfolio. Scottish Widows is a wholly-owned subsidiary of the Scottish Widows Group, a mutual insurance company founded in 1815 and based in Edinburgh, Scotland. Scottish Widows was established to provide fund management across a board client base which includes both individual and institutional accounts. Scottish Widows employs a concentrated growth investment process and specializes in the European market. Scottish Widows is a registered investment adviser that managed approximately $43 billion among 67 accounts as of December 31, 1997. The principal business address of Scottish Widows is P.O. Box 17036, 69 Morrison Street, Edinburgh EH3 8YF, Scotland.

Albert Morillo, a Director of Scottish Widows, is primarily responsible for the day-to-day management and investment decisions made with respect to the assets of Scottish Widows' portion of the Portfolio. Mr. Morillo joined Scottish Widows as a UK analyst in 1985, and became the head of the European Team in 1991. Mr. Morillo sits on the Investment Policy Committee and has asset allocation responsibilities for the firm's global equity accounts. Mr. Morillo has been a member of the European Team since 1986.

The Adviser will pay Scottish Widows a fee based on a percentage of the average monthly market value of the Portfolio's assets assigned to Scottish Widows.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Scottish Widows. The principal business address of the principal executive officer and each of the directors as it relates to their positions at Scottish Widows is P.O. Box 17036, 69 Morrison Street, Edinburgh EH3 8YF, Scotland.

NAME                         TITLE
---------------------------  --------------------------
Orie L. Dudley, Jr.          Chief Executive Officer
W. Leslie Robb               Managing Director
Albert B. Morillo            Director
Allan M. McKenzie            Director
William Main                 Director
Michael D. Ross              Director
Alexander Porte              Director
Kenneth A. Anderson          Investment Director
John L. Griffith, Jr.        Investment Director
Fiona I.A. MacRae            Investment Director
David Stanistreet            Investment Director
Franciose Watson             Investment Manager
Mark Webster                 Portfolio Manager

          ------------------------------------------------------------

SG YAMAICHI ASSET MANAGEMENT CO., LTD.

SG Yamaichi Asset Management Co., Ltd. ("SG Yamaichi") serves as a Sub-Adviser for a portion of the assets of the International Equity Portfolio. SG Yamaichi was established in 1971 as a global asset management firm. SG Pacific Asset Management, Inc. and SGY Asset Management (Singapore) Ltd., additional Sub-Advisers to the Portfolios, are wholly-owned subsidiaries of SG Yamaichi. SG Yamaichi specializes in Japan and Pacific Basin equity management with both active and quantitative strategies. SG Yamaichi and its affiliates currently manage over $20 billion in assets worldwide. The principal address of SG Yamaichi is 5-1, Nihombashi Kabutocho, Chuo-ku, Tokyo 103, Japan.

Mr. Marco Wong leads the management team for the assets of the International Equity Portfolio allocated to SG Yamaichi. Mr. Wong has been with SG Yamaichi since 1986. Mr. Hiroyoshi Nakagawa oversees the Japan investment team in Tokyo, and also serves as a portfolio manager for the International Equity Portfolio. Mr. Nakagawa joined SG Yamaichi in 1977.

The Adviser will pay SG Yamaichi a fee based on a percentage of the average monthly market value of the Portfolio's assets assigned to SG Yamaichi.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of SG Yamaichi. The principal business address of the principal executive officer and each of the directors as it relates to their positions at SG Yamaichi is 5-1, Nihombashi Kabutocho, Chuo-ku, Tokyo 103, Japan.

NAME                     TITLE
-----------------------  -----------------------------
Masatada Hommura         President
Hiroo Takaishi           Executive Vice President
Katsumi Deguchi          Executive Vice President
Michel Fromaget          Executive Vice President
Yoshio Okiyama           Senior Managing Director
Masami Fukuoka           Managing Director
Naoshi Saito             Managing Director
Shigeharu Shiraishi      Managing Director
Tatsuo Nakajima          Managing Director
Toshihisa Takahashi      Director
Kunihiko Iwase           Director
Teijiro Yamada           Director
Yoichi Kataoka           Director
Christian d'Allest       Director
Kazuo Ohnuma             Auditor
Mamoru Saito             Compliance Officer

          ------------------------------------------------------------

SG Pacific Asset Management, Inc. (formerly, Yamaichi Capital Management, Inc.) ("SG Pacific") and SGY Asset Management (Singapore) Ltd. (formerly, Yamaichi Capital Management (Singapore) Limited) ("SGY") currently jointly serve as Sub-Adviser for a portion of the assets of the International Equity and Emerging Markets Equity Portfolios. Effective January 28, 1998, Societe Generale Asset Management (North Pacific), acquired 85% of the shares of SG Yamaichi Asset Management Co., Ltd. (formerly, Yamaichi International Capital Management Co., Ltd.), the parent of SG Pacific and SGY. In addition, on February 26, 1998, 5% of SG Yamaichi Asset Management's shares were acquired by Himawari Investment Advisory Co., Ltd. The remaining 10% of the shares continue to be held by Yamaichi Investment Trust Management, Co., Ltd. There have been no changes to the portfolio managers for the Portfolios as a result of these transactions. The prospectus is hereby amended to reflect these changes.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

  SEI INSTITUTIONAL INTERNATIONAL TRUST (FORMERLY, "SEI INTERNATIONAL TRUST")
                         INTERNATIONAL EQUITY PORTFOLIO

                         SUPPLEMENT DATED MAY 14, 1998,
                 TO THE CLASS D PROSPECTUS DATED JUNE 30, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

At a meeting held on March 23, 1998, the Board of Trustees of SEI International Trust (the "Trust") met and approved the change of the Trust's name to SEI Institutional International Trust, effective in April 1998. The prospectus is hereby amended to reflect this change.

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, appointed Scottish Widows Investment Management Limited ("Scottish Widows") and SG Yamaichi Asset Management Co., Ltd. (formerly, Yamaichi International Capital Management Co., Ltd.) ("SG Yamaichi") as Sub-Advisers to the Trust's International Equity Portfolio (the "Portfolio"). Scottish Widows and SG Yamaichi were approved as Sub-Advisers at the Quarterly Meeting of the Board of Trustees held on March 23, 1998, and their respective appointments do not require Shareholder approval. At the same Meeting, the Trustees determined to terminate Lazard London International Investment Management Limited, Farrell Wako Global Investment Management, Inc., and Seligman Henderson Co. as Sub-Advisers to the Portfolio, effective on March 24, 1998. This procedure for adding and replacing Sub-Advisers was approved by the Trust's sole initial Shareholder on June 14, 1996, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Scottish Widows and SG Yamaichi, the Trustees received written and oral information from SEI Investments Management Corporation ("SIMC"), Scottish Widows and SG Yamaichi. SIMC recommended the selection of Scottish Widows and SG Yamaichi and reviewed the consideration and the search process that led to its recommendations. The Trustees also met with representatives of Scottish Widows and SG Yamaichi and considered information about portfolio managers, investment philosophies, strategies and process, as well as their performance track records, among other factors. In appointing Scottish Widows and SG Yamaichi, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Portfolio by Scottish Widows and SG Yamaichi; (2) the distinct investment objective and policies of the Portfolio; (3) the history, reputation, qualification and background of Scottish Widows' and SG Yamaichi's personnel and their respective financial conditions; (4) their respective performance track records; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Scottish Widows and SG Yamaichi, including any benefits to be received by Scottish Widows and SG Yamaichi or their affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreements (the "Sub-Advisory Agreements") between SIMC (the "Adviser") and each of Scottish Widows and SG Yamaichi relating to the Portfolio, each of Scottish Widows and SG Yamaichi makes investment decisions for the assets of the Portfolio allocated to it by SIMC, continuously reviews, supervises and administers the Portfolio's investment program with respect to these assets. Scottish Widows and SG Yamaichi are independent of SIMC and discharge their responsibility subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Portfolio's investment objective, policies and limitations. The Sub-Advisory Agreements are substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreements are identical, to the other Agreements. The Sub-Advisory Agreements will remain in effect until March 2000 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Scottish Widows and SG Yamaichi as Sub-Advisers to the Portfolio, "The Sub-Advisers" Section on page 14 of the Prospectus is amended by inserting the following disclosure:

SCOTTISH WIDOWS INVESTMENT MANAGEMENT LIMITED

Scottish Widows Investment Management Limited ("Scottish Widows") acts as a Sub-Adviser for a portion of the assets of the International Equity Portfolio. Scottish Widows is a wholly-owned subsidiary of the Scottish Widows Group, a mutual insurance company founded in 1815 and based in Edinburgh, Scotland. Scottish Widows was established to provide fund management across a board client base which includes both individual and institutional accounts. Scottish Widows employs a concentrated growth investment process and specializes in the European market. Scottish Widows is a registered investment adviser that managed approximately $43 billion among 67 accounts as of December 31, 1997. The principal business address of Scottish Widows is P.O. Box 17036, 69 Morrison Street, Edinburgh EH3 8YF, Scotland.

Albert Morillo, a Director of Scottish Widows, is primarily responsible for the day-to-day management and investment decisions made with respect to the assets of Scottish Widows' portion of the Portfolio. Mr. Morillo joined Scottish Widows as a UK analyst in 1985, and became the head of the European Team in 1991. Mr. Morillo sits on the Investment Policy Committee and has asset allocation responsibilities for the firm's global equity accounts. Mr. Morillo has been a member of the European Team since 1986.

The Adviser will pay Scottish Widows a fee based on a percentage of the average monthly market value of the Portfolio's assets assigned to Scottish Widows.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Scottish Widows. The principal business address of the principal executive officer and each of the directors as it relates to their positions at Scottish Widows is P.O. Box 17036, 69 Morrison Street, Edinburgh EH3 8YF, Scotland.

NAME                       TITLE
-------------------------  --------------------------
Orie L. Dudley, Jr.        Chief Executive Officer
W. Leslie Robb             Managing Director
Albert B. Morillo          Director
Allan M. McKenzie          Director
William Main               Director
Michael D. Ross            Director
Alexander Porte            Director
Kenneth A. Anderson        Investment Director
John L. Griffith, Jr.      Investment Director
Fiona I.A. MacRae          Investment Director
David Stanistreet          Investment Director
Franciose Watson           Investment Manager
Mark Webster               Portfolio Manager

          ------------------------------------------------------------

SG YAMAICHI ASSET MANAGEMENT CO., LTD.

SG Yamaichi Asset Management Co., Ltd. ("SG Yamaichi") serves as a Sub-Adviser for a portion of the assets of the International Equity Portfolio. SG Yamaichi was established in 1971 as a global asset management firm. SG Pacific Asset Management, Inc. and SGY Asset Management (Singapore) Ltd., additional Sub-Advisers to the Portfolios, are wholly-owned subsidiaries of SG Yamaichi. SG Yamaichi specializes in Japan and Pacific Basin equity management with both active and quantitative strategies. SG Yamaichi and its affiliates currently manage over $20 billion in assets worldwide. The principal address of SG Yamaichi is 5-1, Nihombashi Kabutocho, Chuo-ku, Tokyo 103, Japan.

Mr. Marco Wong leads the management team for the assets of the International Equity Portfolio allocated to SG Yamaichi. Mr. Wong has been with SG Yamaichi since 1986. Mr. Hiroyoshi Nakagawa oversees the Japan investment team in Tokyo, and also serves as a portfolio manager for the International Equity Portfolio. Mr. Nakagawa joined SG Yamaichi in 1977.

The Adviser will pay SG Yamaichi a fee based on a percentage of the average monthly market value of the Portfolio's assets assigned to SG Yamaichi.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of SG Yamaichi. The principal business address of the principal executive officer and each of the directors as it relates to their positions at SG Yamaichi is 5-1, Nihombashi Kabutocho, Chuo-ku, Tokyo 103, Japan.

NAME                     TITLE
-----------------------  -----------------------------
Masatada Hommura         President
Hiroo Takaishi           Executive Vice President
Katsumi Deguchi          Executive Vice President
Michel Fromaget          Executive Vice President
Yoshio Okiyama           Senior Managing Director
Masami Fukuoka           Managing Director
Naoshi Saito             Managing Director
Shigeharu Shiraishi      Managing Director
Tatsuo Nakajima          Managing Director
Toshihisa Takahashi      Director
Kunihiko Iwase           Director
Teijiro Yamada           Director
Yoichi Kataoka           Director
Christian d'Allest       Director
Kazuo Ohnuma             Auditor
Mamoru Saito             Compliance Officer

          ------------------------------------------------------------

SG Pacific Asset Management, Inc. (formerly, Yamaichi Capital Management, Inc.) ("SG Pacific") and SGY Asset Management (Singapore) Ltd. (formerly, Yamaichi Capital Management (Singapore) Limited) ("SGY") currently jointly serve as Sub-Adviser for a portion of the assets of the International Equity Portfolio. Effective January 28, 1998, Societe Generale Asset Management (North Pacific), acquired 85% of the shares of SG Yamaichi Asset Management Co., Ltd. (formerly, Yamaichi International Capital Management Co., Ltd.), the parent of SG Pacific and SGY. In addition, on February 26, 1998, 5% of SG Yamaichi Asset Management's shares were acquired by Himawari Investment Advisory Co., Ltd. The remaining 10% of the shares continue to be held by Yamaichi Investment Trust Management, Co., Ltd. There have been no changes to the portfolio managers for the Portfolio as a result of these transactions. The prospectus is hereby amended to reflect these changes.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.